Other Expense, Net - Summary Of Net Losses Or Gains On Investments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Gain (Loss) on Securities [Line Items]
Non-cash impairment charges	[1]	$ 90	$ 0
Other expense, net		201	221
Tax effect		(28)	(53)
Net loss attributable to Magna		173	168
Public Company Warrants [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation		110	173
Public and Private Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation		1	49
Public Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation		$ 0	$ (1)

[1]	The non-cash impairment charges relate to impairments of private equity investments and related long-term receivables within Other assets.